UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Variable Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 55.6%
Federal Farm Credit Bank
2.44% (U.S. Prime Rate - 3.06%, Rate Floor: 0.00%) due 06/05/19[1]	$5,000,000	$4,999,059
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 09/25/19[1]	4,000,000	4,000,377
2.61% (3 Month USD LIBOR - 0.13%, Rate Floor: 0.00%) due 02/03/20[1]	2,000,000	2,000,034
2.41% (1 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 09/23/19[1]	1,450,000	1,449,673
2.71% (3 Month USD LIBOR - 0.06%, Rate Floor: 0.00%) due 10/25/19[1]	1,000,000	1,000,534
2.42% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 10/10/19[1]	660,000	659,648
5.67% due 05/22/19	250,000	251,130
Federal Home Loan Bank
2.43% (3 Month USD LIBOR - 0.18%, Rate Floor: 0.00%) due 09/27/19[1]	3,000,000	3,000,839
2.54% (3 Month USD LIBOR - 0.26%, Rate Floor: 0.00%) due 10/11/19[1]	2,000,000	1,998,663
2.44% (3 Month USD LIBOR - 0.16%, Rate Floor: 0.00%) due 06/12/19[1]	1,945,000	1,945,456
5.38% due 05/15/19	1,380,000	1,384,673
1.63% due 06/14/19	1,000,000	998,027
2.53% (U.S. Secured Overnight Financing Rate + 0.07%, Rate Floor: 0.00%) due 11/15/19[1]	615,000	614,977
2.63% (3 Month USD LIBOR - 0.16%, Rate Floor: 0.00%) due 07/05/19[1]	480,000	480,030
1.25% due 05/24/19	350,000	349,393
Fannie Mae
2.46% (3 Month USD LIBOR - 0.15%, Rate Floor: 0.00%) due 03/13/20[1]	2,500,000	2,499,039
2.44% (3 Month USD LIBOR - 0.16%, Rate Floor: 0.00%) due 03/25/20[1]	1,000,000	999,580
Farmer Mac
2.54% (U.S. Prime Rate - 2.96%, Rate Floor: 0.00%) due 12/23/19[1]	2,000,000	2,000,000
1.55% due 07/03/19	1,000,000	997,256
Freddie Mac
1.75% due 05/30/19	612,000	611,322
1.10% due 05/24/19	300,000	299,414
1.13% due 05/24/19	250,000	249,519
Total Federal Agency Notes
(Cost $32,788,643)		32,788,643

U.S. TREASURY BILLS†† - 8.5%
U.S. Treasury Bills
2.05% due 04/30/19[2]	5,000,000	4,990,608
Total U.S. Treasury Bills
(Cost $4,990,608)		4,990,608

REPURCHASE AGREEMENTS††,3 - 44.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	17,900,049	17,900,049
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	4,475,012	4,475,012
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	4,008,168	4,008,168
Total Repurchase Agreements
(Cost $26,383,229)		26,383,229
Total Investments - 108.9%
(Cost $64,162,480)		$64,162,480
Other Assets & Liabilities, net - (8.9)%		(5,246,024)
Total Net Assets - 100.0%		$58,916,456

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 3.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$32,788,643	$—	$32,788,643
U.S. Treasury Bills	—	4,990,608	—	4,990,608
Repurchase Agreements	—	26,383,229	—	26,383,229
Total Assets	$—	$64,162,480	$—	$64,162,480

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the U.S. Government Money Market Fund (the "Fund"), a diversified investment company.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

The Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 3 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Notes
2.55%			1.38% - 2.25%
Due 04/01/19	$49,353,696	$49,364,184	01/31/21 - 03/31/21	$50,758,300	$50,340,801

Bank of America Merrill Lynch			U.S. Treasury Bond
2.55%			2.51%
Due 04/01/19	12,338,424	12,341,046	01/31/21	12,547,900	12,585,237

Barclays Capital			U.S. TIP Note
2.40%			1.38% - 2.13%
Due 04/01/19	11,051,248	11,053,458	01/15/20 - 02/15/40	10,165,593	11,272,385

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax return are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$ 64,162,480	$ —	$ —	$ —

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	May 30, 2019

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	May 30, 2019

*	Print the name and title of each signing officer under his or her signature.